Fees Summary	Sep. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,000
Previously Paid Amount	0
Total Fee Amount	27.62
Net Fee	$ 27.62
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A